Registration Nos. 033-86464

811-08862

______________________________________

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 18 X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 30 X

A. G. SEPARATE ACCOUNT A

(Exact Name of Registrant)

AIG ANNUITY INSURANCE COMPANY

(formerly, American General Annuity Insurance Company)

(Name of Depositor)

2929 Allen Parkway

Houston, Texas 77019-2191

(Address of Depositor's Principal Executive Offices) (Zip Code)

(713) 831-3150

(Depositor's Telephone Number, including Area Code)

Mary L. Cavanaugh, Esq.

AIG Annuity Insurance Company

2929 Allen Parkway, Houston, Texas 77019

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that the filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 2, 2005 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

[ ] 75 days after filing pursuant to paragraph (a)(2)

on (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Units of interest in A. G. Separate Account A under variable annuity contracts: ElitePlus® Bonus

NOTE

Pursuant to Rule 485 (b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 18 is to delay the effective date of the Post-Effective Amendment No. 17, which was filed on or about February 14, 2005. The Parts A, B and C of Post-Effective Amendment No. 17 are hereby incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, A.G. Separate Account A, certifies that it has caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 13th day of April, 2005.

A. G. SEPARATE ACCOUNT A

(Registrant)

BY: AIG ANNUITY LIFE INSURANCE

COMPANY

(On behalf of the Registrant and itself)

BY: /s/ Mary L. Cavanaugh

Mary L. Cavanaugh

Director, Senior Vice President,

General Counsel and Secretary

ATTEST: /s/ Katherine Stoner

Katherine Stoner, Assistant Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature Title Date

* Director April 13, 2005

Jay S. Wintrob

* Director and Chief April 13, 2005

Bruce R. Abrams Executive Officer

* Director April 13, 2005

Kathleen M McCutcheon

* Director April 13, 2005

Michael J. Akers

/s/ Mary L. Cavanaugh Director April 13, 2005

Mary L. Cavanaugh

* Director and Principal April 13, 2005

N. Scott Gillis Financial Officer

/s/ Sarah Van Beck Vice President -- April 13, 2005

Sarah Van Beck Principal Accounting Officer

*/s/ Katherine Stoner April 13, 2005

Katherine Stoner

Attorney-in- Fact